OTHER FINANCIAL ITEMS	6 Months Ended
Jun. 30, 2020
Other Financial Items [Abstract]
OTHER FINANCIAL ITEMS	OTHER FINANCIAL ITEMS
Other financial items, net comprise the following items:

	Six months ended
(in thousands of $)	June 30, 2020	June 30, 2019
Net cash movement on non-designated derivatives and swap settlements	(5,756)	702
Net (decrease)/increase in fair value of non-designated derivatives	(25,864)	(6,316)
Allowance for expected credit losses	(68)	—
Impairment of loan notes	—	(8,225)
Other items	105	(233)
Total other financial items, net	(31,583)	(14,072)

The net movement in the fair values of non-designated derivatives and net cash payments thereon relate to non-designated, terminated or de-designated interest rate swaps and cross currency interest rate swaps. Changes in the fair values of the effective portion of interest rate swaps that are designated as cash flow hedges are reported under "Other comprehensive income". Following the adoption of ASU 2017-12 from January 1, 2019, the Company now recognizes all changes in the fair value of swaps designated as accounting hedges in other comprehensive income. The adoption of the standard resulted in an opening balance adjustments of $32,000 to retained earnings and other comprehensive income on January 1, 2019.

Net cash movement on non-designated derivatives and swap settlements for the six months ended June 30, 2020, includes $4.5 million related to the settlement of interest rate swaps following the refinancing of debt. ( six months ended June 30, 2019: $0.0 million).

Following the adoption of ASU 2016-13 "Financial Instruments - Credit Losses" from January 2020, the Company now recognizes among, other things a measurement of expected credit losses, for financial assets held at the reporting date which are within the scope of the ASU, based on historical experience, current conditions and reasonable supportable forecasts. See Note 1: Interim Financial Data and Note 17: Allowance for expected credit losses.

During the six months ended June 30, 2019, the Company recorded an impairment loss of $8.2 million on the Sea Bear loan note after it concluded that the loan note may no longer be recoverable.

Other items in the six months ended June 30, 2020 include a net gain of $0.9 million arising from foreign currency translations (in the six months ended June 30, 2019: gain of $0.1 million). Other items included in other financial items include bank charges and fees relating to loan facilities.